Business Acquisitions - Immunologix, Inc. - Additional Information (Detail) (Immunologix, Inc. [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 21, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Percentage of outstanding common stock acquired	100.00%
Fair Value of Consideration Transferred	$ 13,850
Business acquisition, consideration paid, shares issued	153,365
Business acquisition, percentage of consideration required	50.00%
Potential Contingent Consideration Arrangement	0
Potential Contingent Consideration Arrangement	2,000
Fair value of the contingent consideration arrangement	0
Business combination, acquisition related cost		293
Patents and Related Technologies [Member]
Business Acquisition [Line Items]
Acquired Intangible Assets, useful life	13 years
Cash [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 12,758